Loans Receivable - Summary of Age Analysis of Post Due Receivables (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Past due receivables	$ 457,916	$ 266,279	$ 29,285
Past due receivables Current	7,148,235	4,647,000	458,147
Total Financing Receivables	7,606,151	4,913,279	487,432
Recorded Investment > 90 Days and Accruing	212,447	124,397	4,469
30-59 Days Past Due [Member]
Past due receivables	123,765	65,684	17,760
60-89 Days Past Due [Member]
Past due receivables	121,704	76,198	7,056
Greater Than 90 Days [Member]
Past due receivables	$ 212,447	$ 124,397	$ 4,469